SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2020
Cash Flow Statement [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION
21. SUPPLEMENTAL CASH FLOW INFORMATION

As at December 31, 2020, the Company’s cash balance of $847,638 (December 31, 2019 – $707,206) was held at major Canadian and Australian banks in deposit accounts, and was comprised of $808,575 (as at December 31, 2019 – $686,481) denominated in US dollars, which was exposed to movements in foreign exchange rates. As at December 31, 2020, the impact of a 10% strengthening or weakening in foreign exchange rates would have resulted in a decrease or increase of $57,442 in net earnings, respectively.

Supplemental information to the statements of cash flows is as follows:

	Year ended December 31, 2020	Year ended December 31, 2019
Change in non-cash working capital
(Increase) decrease in accounts receivable	($2,423)	$2,883
(Increase) in inventories	(50,028)	(3,121)
(Increase) in prepaid expenses	(8,615)	(4,429)
Increase (decrease) in accounts payable and accrued liabilities[1]	83,131	(20,733)
	$22,065	($25,400)

Investing and financing non-cash transactions
Property, plant and equipment acquired through lease	$7,585	$6,037
[1]Includes dividends payable.